Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,905,000.00
Total Fee Amount	1,091.68
Total Offset Amount	0.00
Net Fee	$ 1,091.68
Offering Table N/A
Offset Table N/A	N/A